Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Leases [Line Items]
Operating lease cost (in Dollars)	$ 1,310	$ 810
Weighted average remaining lease term	13 years 1 month 9 days	11 years 5 months 1 day
Weighted average discount rate	4.90%	4.90%
Minimum [Member]
Leases [Line Items]
Remaining lease term	1 year
Maximum [Member]
Leases [Line Items]
Remaining lease term	14 years